Net Fees and Commissions Income	12 Months Ended
Dec. 31, 2021
Fee and commission income (expense) [abstract]
Net Fees And Commissions Income
31. NET FEES AND COMMISSIONS INCOME

(1)	Details of fees and commissions income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Fees and commission received for brokerage	156,578	162,653	182,794
Fees and commission received related to credit	189,597	195,391	197,125
Fees and commission received for electronic finance	137,289	125,107	131,941
Fees and commission received on foreign exchange handling	61,756	55,984	56,210
Fees and commission received on foreign exchange	92,408	69,017	73,894
Fees and commission received for guarantee	71,106	74,647	76,428
Fees and commission received on credit card	548,580	507,852	573,048
Fees and commission received on securities business	113,346	79,606	100,991
Fees and commission from trust management	180,290	160,564	216,203
Fees and commission received on credit information	12,626	13,254	10,220
Fees and commission received related to lease	4,753	84,164	374,900
Other fees	140,997	165,777	177,951

Total	1,709,326	1,694,016	2,171,705

(2)	Details of fees and commissions expense incurred are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Fees and commissions paid	189,789	246,824	261,734
Credit card commission	407,689	424,316	425,796
Brokerage commission	775	551	1,605
Others	8,445	8,286	11,795

Total	606,698	679,977	700,930